Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Mar. 01, 2017 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 15, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 20, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate		6.8972				6.8972
Finite lived intangible asset residual value | ¥		¥ 0
Revenue Recognized		67,419	$ 9,775,000	¥ 62,790
Unsatisfied performance obligation		37,818		42,019		$ 5,483,000
Impairment of long-term investments		6,726	975,000	25,370	¥ 38,739
Non cash impairment loss on long term investments		6,726	975,000	25,370	39,181
Non Cash Impairment Loss On Long Term Investments		705	102,000	528	4,500
Impairment of long-lived assets other than goodwill		¥ 22,400	$ 3,248,000	0	10,952
Value added tax percentage		6.00%	6.00%
Share repurchased cash consideration | ¥		¥ 1,689
Advertising expenses		6,460	$ 937,000	12,767	9,789
Employee defined contribution plan expense incurred		¥ 16,379	$ 2,375,000	16,714	10,556
Depreciation of the US$ against RMB, percent		8.23%	8.23%
Revenues		¥ 328,822	$ 47,675,000	357,322	¥ 471,614
Operating lease right-of-use assets		33,756		¥ 0		4,894,000
Impairment charge of goodwill | ¥		0
Land [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets		¥ 21,560				3,126,000
Supplier Concentration Risk | Suppliers | Three Suppliers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		50.20%	50.20%
Product Concentration Risk | Suppliers | Three Suppliers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage				46.40%	71.00%
CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 108,579		¥ 276,644		15,742,000
Outside China
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 7,681				$ 1,114,000		$ 2,186,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenues | $			$ 1,070,000,000.00
Maximum | Product Concentration Risk | Suppliers
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		50.00%	50.00%
American Depositary Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares		920,606	920,606
Share repurchased cash consideration | $			$ 5,910,000
American Depositary Shares | Two Thousand Twenty Two Repurchase Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares		273,469	273,469
Share repurchased cash consideration		¥ 1,689	$ 245,000
American Depositary Shares | Maximum
Summary Of Significant Accounting Policies [Line Items]
Share repurchase plan, authorized amount | $									$ 10,000,000
American Depositary Shares | Maximum | Two Thousand Twenty Two Repurchase Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Share repurchase plan, authorized amount | $							$ 5,000,000
Class A Common Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares	613,737
Class A Common Shares | Two Thousand Twenty Two Repurchase Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares	182,313	182,313	182,313